GROUP STRUCTURE (Details 1) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit (loss) of the year	$ 378	$ 619	$ 305
CIESA [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	CIESA
Main activity	Investment
Date	Dec. 31, 2025
Share capital	$ 0.44
Profit (loss) of the year	$ 152
Equity	$ 1,159
Direct and indirect participation	50.00%
Citelec [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Citelec
Main activity	Investment
Date	Dec. 31, 2025
Share capital	$ 0.38
Profit (loss) of the year	$ 69
Equity	$ 312
Direct and indirect participation	50.00%
CTB [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	CTB
Main activity	Generation
Date	Dec. 31, 2025
Share capital	$ 6.00
Profit (loss) of the year	$ 25
Equity	$ 484
Direct and indirect participation	50.00%
Southern Energy S.A. [Member]
IfrsStatementLineItems [Line Items]
Associates	SESA
Main activity	Gas treatment
Date	Dec. 31, 2025
Share capital	$ 1.00
Profit (loss) of the year	$ (7)
Equity	$ 60
Direct and indirect participation	20.00%
VMOS S.A. [Member]
IfrsStatementLineItems [Line Items]
Associates	VMOS
Main activity	Hydrocarbon transportation
Date	Dec. 31, 2025
Share capital	$ 115.00
Profit (loss) of the year	$ (52)
Equity	$ 301
Direct and indirect participation	10.20%